UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

/s/ Robert Scott McLellan     New York, New York     August 16, 2010
--------------------------    -------------------    ----------------
       [Signature]               [City/State]            [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $242,137 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107     5898   125000 SH       SOLE                   125000
AMERICAN COMMERCIAL LINES      COM PAR $0.01    025195405     7748   344221 SH       SOLE                   344221
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146    10634  1390000 SH       SOLE                  1390000
BHP BILLITON PLC               SPONSORED ADR    05545E209     7716   150000 SH       SOLE                   150000
CB RICHARD ELLIS GROUP INC     CL A             12497T101    10480   770000 SH       SOLE                   770000
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     4575  7500000 SH       SOLE                  7500000
COVANTA HLDG CORP              COM              22282E102    12608   760000 SH       SOLE                   760000
ENSCO PLC                      SPONSORED ADR    29358Q109    24943   635000 SH       SOLE                   635000
FORESTAR GROUP INC             COM              346233109     8262   460000 SH       SOLE                   460000
GOOGLE INC                     CL A             38259P508    20023    45000 SH       SOLE                    45000
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114     7742   612500 SH       SOLE                   612500
LIBERTY GLOBAL INC             COM SER A        530555101     6757   260000 SH       SOLE                   260000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    18706   360000 SH       SOLE                   360000
MASTERCARD INC                 CL A             57636Q104    13967    70000 SH       SOLE                    70000
MERU NETWORKS INC              COM              59047Q103     1483   125000 SH       SOLE                   125000
OLD SECOND BANCORP INC ILL     COM              680277100      225   112600 SH       SOLE                   112600
REGIONS FINANCIAL CORP NEW     COM              7591EP100    11515  1750000 SH       SOLE                  1750000
SOLARWINDS INC                 COM              83416B109    12431   775000 SH       SOLE                   775000
SYNOVUS FINL CORP              COM              87161C105     7531  2965000 SH       SOLE                  2965000
TELENAV INC                    COM              879455103     1468   175000 SH       SOLE                   175000
THERMO FISHER SCIENTIFIC INC   COM              883556102    12263   250000 SH       SOLE                   250000
TRANSDIGM GROUP INC            COM              893641100     9160   179500 SH       SOLE                   179500
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    16536   800000 SH       SOLE                   800000
WYNDHAM WORLDWIDE CORP         COM              98310W108     9466   470000 SH       SOLE                   470000